Supplement dated April 6, 2026
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners International Growth Fund	5/1/2025
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for William Blair Investment Management, LLC (William Blair) under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Alaina Anderson, CFA	Partner of William Blair	Co-Portfolio Manager	2021
Simon Fennell	Partner of William Blair	Co-Portfolio Manager	2019
Chandan Khanna	Associate of William Blair	Co-Portfolio Manager	February 2026
The rest of the section remains the same.
The portfolio manager information for William Blair under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Alaina Anderson, CFA	Partner of William Blair	Co-Portfolio Manager	2021
Simon Fennell	Partner of William Blair	Co-Portfolio Manager	2019
Chandan Khanna	Associate of William Blair	Co-Portfolio Manager	February 2026
Ms. Anderson joined William Blair in 2006. Ms. Anderson began her investment career in 1999 and earned a B.S. from the Wharton School of the University of Pennsylvania and an M.B.A. from the University of Chicago Booth School of Business.
Mr. Fennell joined William Blair in 2011. Mr. Fennell began his investment career in 1997 and earned an M.A. from the University of Edinburgh and an M.B.A. from the Johnson Graduate School of Management, Cornell University.
Mr. Khanna joined William Blair in 2025. Prior to joining William Blair, he was a senior partner and global equity strategy portfolio manager at Eighteen48 Partners, a boutique investment firm based in London, from 2020 to 2025. Mr. Khanna began his investment career in 1999 and earned a B.Com from the University of Mumbai and an M.B.A. from Institut Européen d’Administration des Affaires.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7055-0003_(04/26)